UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              FORM 13F COVER PAGE

                     Report for the Calendar Year or Quarter Ended: 3/31/2011
                        Check here if Amendment [  ]; Amendment Number:

This  Amendment (check only one.):

          [  ]   is a restatement.
          [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       -----------------------
Address:  645 Madison Avenue, New York, New York 10022
          --------------------------------------------

Form 13F File Number:  028-05653
                       ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Reporting  Manager:


Name:  Philippe E. Baumann
       -------------------
Title: Executive Vice President
       ------------------------
Phone: 212-888-8123
       ------------
Signature, Place, and Date of Signing:

/s/  Philippe E. Baumann
--------------------------
New York, New York
April 19, 2011

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:           0
                                             -

Form 13F Information Table Entry  Total:     39
                                             --
Form 13F Information Table Value Total:    $3,395,796 (In Thousands)
                                           -------------------------
List  of  Other  Included  Managers:
     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
No.     NONE

                                                       Stralem & Company,Inc
                                                              FORM 13F
                                                            March 31, 2011
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
                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CISCO SYSTEMS INC               COMMON STOCK    17275R102    67145  3915187 SH        Sole                 3336287            578900
INTEL CORP                      COMMON STOCK    458140100    78989  3914219 SH        Sole                 3345119            569100
MICROSOFT CORP                  COMMON STOCK    594918104    75872  2988259 SH        Sole                 2549359            438900
ORACLE CORP                     COMMON STOCK    68389X105    92415  2764215 SH        Sole                 2340115            424100
QUALCOMM INC                    COMMON STOCK    747525103    90450  1649650 SH        Sole                 1396550            253100
ABBOTT LABORATORIES             COMMON STOCK    002824100    79147  1613607 SH        Sole                 1383997            229610
CELGENE CORP                    COMMON STOCK    151020104    84890  1474420 SH        Sole                 1263870            210550
QUEST DIAGNOSTICS               COMMON STOCK    74834L100     3400    58900 SH        Sole                    5300             53600
THERMO FISHER SCIENTIFIC INC    COMMON STOCK    883556102    83442  1502100 SH        Sole                 1316400            185700
ZIMMER HLDGS INC COM            COMMON STOCK    98956P102      896    14800 SH        Sole                    5500              9300
3M CO                           COMMON STOCK    88579Y101   119557  1278680 SH        Sole                 1086080            192600
AUTOMATIC DATA PROCESSING INC   COMMON STOCK    053015103     6958   135600 SH        Sole                   20800            114800
BERKSHIRE HATHAWAY INC DEL CL   COMMON STOCK    084670702      627     7500 SH        Sole                    7500
CATERPILLAR INC                 COMMON STOCK    149123101   146512  1315777 SH        Sole                 1105477            210300
COCA COLA CO                    COMMON STOCK    191216100   116666  1758610 SH        Sole                 1500460            258150
CSX CORP.                       COMMON STOCK    126408103     1352    17200 SH        Sole                    7400              9800
DANAHER CORP                    COMMON STOCK    235851102   131075  2525523 SH        Sole                 2133273            392250
DU PONT E I DE NEMOURS & CO CO  COMMON STOCK    263534109   117399  2135700 SH        Sole                 1864200            271500
EATON CORP                      COMMON STOCK    278058102   122667  2212600 SH        Sole                 1875600            337000
FEDEX CORPORATION               COMMON STOCK    31428X106   115556  1235230 SH        Sole                 1048530            186700
GENERAL ELECTRIC CO             COMMON STOCK    369604103   117670  5868826 SH        Sole                 5044273            824553
INTERNATIONAL BUSINESS MACHINE  COMMON STOCK    459200101   126176   773752 SH        Sole                  651712            122040
LOEWS CORP                      COMMON STOCK    540424108   121333  2815799 SH        Sole                 2376399            439400
MCDONALDS CORP                  COMMON STOCK    580135101   114735  1507879 SH        Sole                 1290729            217150
PEPSICO INCORPORATED            COMMON STOCK    713448108      547     8500 SH        Sole                    7300              1200
PROCTER & GAMBLE CO COM         COMMON STOCK    742718109      502     8150 SH        Sole                    7550               600
UNITED TECHNOLOGIES CORP        COMMON STOCK    913017109   118202  1396366 SH        Sole                 1221966            174400
WAL MART STORES INC             COMMON STOCK    931142103   108173  2078251 SH        Sole                 1770800            307451
CHEVRON CORP                    COMMON STOCK    166764100   156702  1457828 SH        Sole                 1234278            223550
EXXON MOBIL CORP                COMMON STOCK    30231G102   151405  1799652 SH        Sole                 1519143            280509
HESS CORP COM                   COMMON STOCK    42809H107     9569   112300 SH        Sole                   65600             46700
KROGER CO                       COMMON STOCK    501044101   138130  5762600 SH        Sole                 4911700            850900
AMERICAN ELECTRIC POWER INC     COMMON STOCK    025537101   104823  2983023 SH        Sole                 2590623            392400
AT&T INC COM                    COMMON STOCK    00206R102   122030  3986591 SH        Sole                 3479091            507500
CONSOLIDATED EDISON INC         COMMON STOCK    209115104   115962  2286313 SH        Sole                 1942063            344250
DOMINION RESOURCES              COMMON STOCK    25746U109   117000  2617450 SH        Sole                 2218950            398500
PFIZER INC                      COMMON STOCK    717081103   114362  5630839 SH        Sole                 5017440            613399
SOUTHERN CO                     COMMON STOCK    842587107   117457  3082054 SH        Sole                 2618104            463950
TECO ENERGY INC                 COMMON STOCK    872375100     6005   320100 SH        Sole                   30200            289900
REPORT SUMMARY                 39 DATA RECORDS             3395796                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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